Transfers of financial assets and variable interest entities (Details 7) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
Non-consolidated VIEs
Trading assets	235,427	237,069	229,413	245,834
Net loans	254,532	250,659	247,054	246,186
Other assets	64,689	62,405	63,065	72,986
Other liabilities	48,913	48,768	51,447	56,117
Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	7,722		7,520
Net loans	6,559		7,565
Other assets	221		53
Total variable interest assets, non-consolidated VIEs	14,502		15,138
Maximum exposure to loss	23,765		21,231
Non-consolidated VIE assets	216,577		217,838
Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	141		183
Net loans	174		2
Other assets	0		0
Total variable interest assets, non-consolidated VIEs	315		185
Maximum exposure to loss	1,417		186
Non-consolidated VIE assets	9,140		10,211
Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	5,071		4,920
Net loans	717		613
Other assets	4		0
Total variable interest assets, non-consolidated VIEs	5,792		5,533
Maximum exposure to loss	9,674		7,496
Non-consolidated VIE assets	96,746		101,524
Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	1,322		979
Net loans	2,858		2,812
Other assets	30		47
Total variable interest assets, non-consolidated VIEs	4,210		3,838
Maximum exposure to loss	4,373		4,026
Non-consolidated VIE assets	64,524		55,509
Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	575		725
Net loans	1,682		2,856
Other assets	0		0
Total variable interest assets, non-consolidated VIEs	2,257		3,581
Maximum exposure to loss	6,284		7,433
Non-consolidated VIE assets	27,684		31,144
Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	613		713
Net loans	1,128		1,282
Other assets	187		6
Total variable interest assets, non-consolidated VIEs	1,928		2,001
Maximum exposure to loss	2,017		2,090
Non-consolidated VIE assets	18,483		19,450